INFORMATION BY BUSINESS SEGMENT	12 Months Ended
Dec. 31, 2024
INFORMATION BY BUSINESS SEGMENT
INFORMATION BY BUSINESS SEGMENT

NOTE 37 – INFORMATION BY BUSINESS SEGMENT

The business segments of the Company disclosed separately are:

●	Generation, whose activities consist of the generation of electric energy and the sale of energy to distribution companies and free consumers, and commercialization;
●	Transmission, whose activities consist of the transmission of electricity from generation plants to distribution or consumption centers; and
●	Administration, whose activities mainly represent the Company’s cash management, the management of the compulsory loan, and the management of business in SPEs, whose monitoring and management are done differently from corporate investments.

The information by business segment, corresponding to December 31, 2024, 2023 and 2022, is as follows:

	12/31/2024
	Administration	Generation	Transmission	Eliminations	Total
Net operating revenue	29,952	23,983,323	16,905,129	(736,851)	40,181,553
Intersegments	—	306,356	430,495	(736,851)	—
Third Parties	29,952	23,676,967	16,474,634	—	40,181,553
Operating expenses	(236,593)	(17,728,851)	(9,473,572)	736,851	(26,702,165)
Depreciation and Amortization	(8,358)	(3,921,409)	(58,008)	—	(3,987,775)
Energy purchased for resale	(57)	(5,374,422)	—	306,356	(5,068,123)
Charges for using the electricity grid	—	(4,380,665)	—	425,935	(3,954,730)
Construction cost	—	—	(4,286,914)	—	(4,286,914)
Operational provisions	329,937	817,259	(967,177)	—	180,019
Other expenses	(558,115)	(4,869,614)	(4,161,473)	4,560	(9,584,642)
Regulatory remeasurements - Transmission contracts	—	—	6,129,771	—	6,129,771
Profit before financial result	(206,641)	6,254,472	13,561,328	—	19,609,159
Financial Result					(11,628,120)
Results of equity method investments					2,503,205
Other revenue and expenditure					136,540
Current and deferred income tax and social contribution					(240,030)
Net profit from continuing operations					10,380,755

Net profit for the year					10,380,755

	12/31/2023
	Administration	Generation	Transmission	Eliminations	Total
Net operating revenue	110,270	22,397,652	15,226,823	(575,837)	37,158,908
Intersegments	—	264,091	311,746	(575,837)	—
Third Parties	110,270	22,133,561	14,915,077	—	37,158,908
Operating expenses	(920,109)	(17,809,931)	(7,975,433)	575,837	(26,129,636)
Depreciation and Amortization	(37,213)	(3,476,566)	(107,563)	—	(3,621,342)
Energy purchased for resale	(99)	(3,292,218)	—	264,091	(3,028,226)
Charges for using the electricity grid	—	(3,793,742)	—	311,616	(3,482,126)
Construction cost	—	—	(3,291,132)	—	(3,291,132)
Operational provisions	1,148,011	(3,193,235)	(435,830)	—	(2,481,054)
Other expenses	(2,030,808)	(4,054,170)	(4,140,908)	130	(10,225,756)
Regulatory remeasurements - Transmission contracts	—	—	(12,144)	—	(12,144)
Profit before financial result	(809,839)	4,587,721	7,239,246	—	11,017,128
Financial Result					(12,002,121)
Results of equity method investments					2,062,090
Other revenue and expenditure					651,280
Current and deferred income tax and social contribution					2,998,498
Net profit from continuing operations					4,726,875

Net loss from discontinued operations					(332,014)

Net profit for the year					4,394,861

	12/31/2022
	Administration	Generation	Transmission	Eliminations	Total
Net operating revenue	379,988	20,252,000	14,001,392	(559,147)	34,074,233
Intersegments	—	244,761	314,386	(559,147)	—
Third Parties	379,988	20,007,239	13,687,006	—	34,074,233
Operating expenses	(4,660,501)	(14,730,658)	(10,443,295)	559,147	(29,275,307)
Depreciation and Amortization	(11,197)	(2,353,916)	(325,155)	—	(2,690,268)
Energy purchased for resale	(16,685)	(3,345,731)	—	244,761	(3,117,655)
Charges for using the electricity grid	—	(2,746,132)	—	276,721	(2,469,411)
Construction cost	—	—	(1,678,631)	—	(1,678,631)
Operational provisions	(3,501,113)	(1,885,716)	(1,541,596)	—	(6,928,425)
Other expenses	(1,131,506)	(4,399,163)	(6,897,913)	37,665	(12,390,917)
Regulatory remeasurements - Transmission contracts	—	—	365,178	—	365,178
Profit before financial result	(4,280,513)	5,521,342	3,923,275	—	5,164,104
Financial Result					(4,373,595)
Results of equity method investments					2,369,777
Other revenue and expenditure					186,924
Current and deferred income tax and social contribution					(695,613)
Net profit from continuing operations					2,651,597

Net profit from discontinued operations					986,785

Net profit for the year					3,638,382

37.1 - Net operating revenue, after eliminations, by segment:

	12/31/2024				12/31/2023				12/31/2022
	Administration	Generation	Transmission	Total	Administration	Generation	Transmission	Total	Administration	Generation	Transmission	Total
Power supply for distribution companies	—	18,811,949	—	18,811,949	—	17,030,455	—	17,030,455	—	14,104,623	—	14,104,623
Power supply for end consumers	—	2,941,312	—	2,941,312	—	3,853,830	—	3,853,830	—	3,925,510	—	3,925,510
CCEE	—	3,278,465	—	3,278,465	—	1,680,285	—	1,680,285	17,708	1,141,450	—	1,159,158
O&M revenue	—	3,063,896	7,725,358	10,789,254	—	4,052,072	7,335,165	11,387,237	—	4,676,630	6,379,321	11,055,951
Construction revenue	—	—	4,161,735	4,161,735	—	—	2,960,792	2,960,792	—	7,324	1,494,307	1,501,631
Financial effect of Itaipu	—	—	—	—	—	—	—	—	287,610	—	—	287,610
Contract revenue	—	—	7,405,486	7,405,486	—	—	7,136,080	7,136,080	—	—	7,901,256	7,901,256
Other operating revenue	30,292	65,724	241,150	337,166	115,371	(104,270)	415,326	426,427	222,037	173,774	706,006	1,101,817
Deductions Operating revenues	(341)	(4,484,379)	(3,059,095)	(7,543,815)	(5,101)	(4,378,811)	(2,932,286)	(7,316,198)	(147,367)	(4,022,072)	(2,793,884)	(6,963,323)
	29,951	23,676,967	16,474,634	40,181,552	110,270	22,133,561	14,915,077	37,158,908	379,988	20,007,239	13,687,006	34,074,233

37.2 - Non-current assets by segment

	12/31/2024				12/31/2023
	Administration	Generation	Transmission	Total	Administration	Generation	Transmission	Total
Intangible assets	407,345	77,553,246	212,682	78,173,273	635,911	79,001,867	228,463	79,866,241
Contractual asset	—	—	56,683,696	56,683,696	—	—	50,052,912	50,052,912
Property, Plant and Equipment	2,074,260	34,779,796	—	36,854,056	1,899,517	33,905,905	—	35,805,422
	2,481,605	112,333,042	56,896,378	171,711,025	2,535,428	112,907,772	50,281,375	165,724,575

37.3 - Impairment by segment

	12/31/2024			12/31/2023
	Administration	Generation	Total	Administration	Generation	Total
Property, Plant and Equipment	—	1,175,713	1,175,713	—	1,702,409	1,702,409
Intangible assets	70,431	—	70,431	70,431	7,078	77,509
	70,431	1,175,713	1,246,144	70,431	1,709,487	1,779,918

Accounting Policy

The Company segments its results between Generation and Transmission, as most of its revenues and expenses are generated by these activities and whose operating results are regularly reviewed by management to make decisions on resources to be allocated and to assess their performance.

The result of the Administration segment only shows the result obtained by Eletrobras as a non-operational holding company, a condition that lasted until June 2024, due to the merge of Furnas, and Eletropar, which does not develop the activity of generation and transmission of electric energy.

Non-current assets segmented into Generation and Transmission refer to those that are directly linked to these activities. Intangible assets and fixed assets without direct links to the activities of generation and transmission of electricity are presented in the Administration segment.